SCHEDULE OF INCOME TAX EXPENSE (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current	¥ 422,858	¥ 639,948	¥ 448,089
Deferred	168,203	(373,969)	(102,909)
Total	¥ 591,061	¥ 265,979	¥ 345,180